Investment Strategy - Regan Fixed Rate MBS ETF	Jan. 31, 2026
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies of the Fund
Strategy Narrative [Text Block]
Under normal circumstances, the Fund invests at least 80% of its net assets (plus borrowings for investment purposes) in fixed rate mortgage-backed securities (“MBS”). Regan Capital, LLC (the “Advisor”), the Fund’s investment advisor, intends to invest primarily in fixed rate agency residential MBS. Agency residential MBS are securities issued, secured, or collateralized by government sponsored entities and are considered investment grade.
Cash balances awaiting investment in portfolio holdings may be held in cash or other short-term investments, including short-term U.S. government securities and government agency securities; investment grade money market instruments; repurchase agreements; commercial paper and cash equivalents; and money market funds.
The Fund may invest, without limitation, in securities of any maturity and duration. Maturity refers to the length of time until a debt security’s principal is repaid with interest. Duration is a measure used to determine the sensitivity of a security’s price to changes in interest rates that incorporates a security’s yield, coupon, final maturity, call and put features, and prepayment exposure into one measure, with a higher duration indicating greater sensitivity to interest rates.
The Fund is an actively managed exchanged-traded Fund (an “ETF”), which means that it does not seek to replicate the performance of a specified index and its shares are listed and trade on the NYSE Arca (the “Exchange”) at market-determined prices.
The Fund may engage in frequent and active trading as art of its principal investment strategies.
When purchasing portfolio securities for the Fund, the Advisor looks for attractive risk-return profiles. In selecting portfolio securities, the Advisor undertakes a bottom-up analysis on collateral characteristics and capital structure to find both deep value investments and trading opportunities.
Strategy Portfolio Concentration [Text]	Under normal circumstances, the Fund invests at least 80% of its net assets (plus borrowings for investment purposes) in fixed rate mortgage-backed securities (“MBS”). Regan Capital, LLC (the “Advisor”), the Fund’s investment advisor, intends to invest primarily in fixed rate agency residential MBS. Agency residential MBS are securities issued, secured, or collateralized by government sponsored entities and are considered investment grade.